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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-23241

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          VIRTUS ALLIANZGI CONVERTIBLE & INCOME 2024 TARGET TERM FUND
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

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 Angela Borreggine, Vice President, Chief Legal Officer, Counsel and Secretary
                1540 Broadway 16/th/ Floor, New York, NY 10036
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 02/28

               Date of Reporting Period: 07/01/2020 - 06/30/2021

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23241
Reporting Period: 07/01/2020 - 06/30/2021
Virtus AllianzGI Convertible & Income 2024 Target Term Fund









========= Virtus AllianzGI Convertible & Income 2024 Target Term Fund ========= ========= (fka AllianzGI Convertible & Income 2024 Target Term Fund) =========


MCDERMOTT INTERNATIONAL LTD.

Ticker:       MCDIF          Security ID:  G5924V106
Meeting Date: MAY 14, 2021   Meeting Type: Annual
Record Date:  MAR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Appoint David Dickson as Chairman of    For       For          Management
      the Meeting
2.1   Elect Director Craig Broderick          For       For          Management
2.2   Elect Director Neil Bruce               For       For          Management
2.3   Elect Director David Dickson            For       Withhold     Management
2.4   Elect Director Barbara Duganier         For       For          Management
2.5   Elect Director Andrew Gould             For       For          Management
2.6   Elect Director Alan Hirshberg           For       For          Management
2.7   Elect Director Nils Larsen              For       Withhold     Management
2.8   Elect Director Lee McIntire             For       For          Management
2.9   Elect Director Paul Soldatos            For       For          Management
3     Amend Bye-laws                          For       For          Management
4     Approve Alteration to the Memorandum    For       For          Management
      of Association
5     Approve Ernst & Young LLP as Auditors   For       Against      Management
      and Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus AllianzGI Convertible & Income 2024 Target Term Fund

By:    /s/ George R. Aylward
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George R. Aylward, President

Date:  August 27, 2021